Transfers in from ESOP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transfers in from ESOP	$ 1,142,573	$ 1,863,329